Finance income and costs (Details) - KRW (₩) ₩ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Finance income
Interest income	₩ 407,595	₩ 287,285	₩ 406,933
Dividend income	2,613	1,463	1,462
Realized gains on foreign currency transaction	460,665	43,037	199,697
Unrealized gains on foreign currency transaction	120,693	88,458	376,295
Gains on valuation of short-term financial instruments		33	55
Gains on valuation of short-term investment securities	208,737
Gains on valuation of long-term financial instruments	9,192	6,368	7,241
Reversal of loss on valuation of long-term investments	6,536
Gains on valuation of long-term investment securities	78,955	149,926	116,900
Gains on valuation of warrants	16,622,386
Gains on valuation of derivative instruments	860,353
Project Settlement Gain	904
Gains on debt forgiveness	309,850
Gains on disposal of short-term loans			12,819
Gains on disposal of long-term loans			622,539
Gains on valuation of FVPL liabilities	5,559,062
Total	24,647,541	576,570	1,743,941
Finance costs
Interest expenses	3,904,290	1,257,378	1,385,142
Realized losses on foreign currency transaction	22,716	57,308	255,886
Unrealized losses on foreign currency transaction	874,297	6,447	26,064
Losses on valuation of short-term investment securities	2,388,883
Losses on valuation of derivative instruments	1,710,264
Losses on disposal of short-term investment securities	5,917
Losses on disposal of long-term investment securities	2,132,188
Losses on valuation of long-term financial instruments	889	115	8,717
Losses on valuation of long-term investment securities	9,136	60,275	12,395
Losses on valuation of short-term financial instruments			6
Losses on disposal of short-term borrowings	317,625
Losses on initial recognition of FVPL liabilities	26,228,277
Total	₩ 37,594,482	₩ 1,381,523	₩ 1,688,210